August 1, 2008

Securities and Exchange Commission

Attention:  Kim Browning

100 F Street, NE

Washington, DC 20549

Re:

CornerCap Group of Funds

File Nos.

33-3149 and 811-4581

Dear:  Ms. Browning

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective July 29, 2008, do not differ from those filed in the Post-Effective Amendment No. 36 on July 29, 2008, which was filed electronically.

Sincerely,

/s/ Craig Fidler

Craig Fidler

Associate Counsel

ALPS Fund Services, Inc.

Administrator to CornerCap Group of Funds